Note 21 - Subsequent Events (Details) (USD $)				1 Months Ended
	Sep. 30, 2013	Oct. 15, 2013 Subsequent Event [Member] Merger Agreement [Member]	Sep. 30, 2013 Subsequent Event [Member] Merger Agreement [Member]	Oct. 31, 2013 National Securities [Member]	Oct. 31, 2013 vFinance Investments [Member]
Note 21 - Subsequent Events (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	10,000,000		22,667,667
Shares of Common Stock For Each Outstanding Share (in Dollars per share)			$ 0.235019
Liabilities Satisfied		$ 4,000,000
Equity Capital Distribution				$ 1,000,000	$ 500,000